Consolidated Statements of Operations - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Operating revenue	₩ 24,440,647	₩ 24,899,189	₩ 23,436,050
Revenue	24,099,394	24,639,758	23,220,052
Others	341,253	259,431	215,998
Operating expenses	23,418,314	23,872,219	22,335,190
Operating profit	1,022,333	1,026,970	1,100,860
Finance income	498,614	424,395	374,243
Finance costs	(507,383)	(432,133)	(435,659)
Share of net profits of associates and joint ventures	18,041	(3,304)	(5,467)
Profit before income tax	1,031,605	1,015,928	1,033,977
Income tax expense	285,349	320,060	314,565
Profit for the year	746,256	695,868	719,412
Profit for the year attributable to:
Profit (loss) for the year attributable to Owners of the Controlling Company	700,889	645,703	645,571
Profit (loss) for the year attributable to Non-controlling interest	₩ 45,367	₩ 50,165	₩ 73,841
Earnings per share attributable to the equity holders of the Controlling Company during the year (in Korean won):
Basic earnings per share	₩ 2,858	₩ 2,634	₩ 2,634
Diluted earnings per share	₩ 2,858	₩ 2,632	₩ 2,634